Income Taxes (Details) - Schedule of federal statutory rate to the loss before taxes	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of federal statutory rate to the loss before taxes [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State income tax rate, net of federal benefit	2.56%	1.63%
Foreign withholding and income tax	(0.49%)	(0.99%)
Research and development credits	2.03%	2.51%
Change in valuation allowance	(22.55%)	(20.44%)
Stock based compensation	(0.92%)	0.00%
Non-deductible permanent expenses	(1.26%)	(4.61%)
Other	(0.95%)	(0.09%)
Total	(0.58%)	(0.99%)